SCHEDULE OF FUTURE MATURITIES NOTES PAYABLE (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Remaining of fiscal year	$ 25,279,155
Year 1	10,246,821	$ 20,276,249
Year 2	5,364,139	4,993,705
Year 3	5,746,548	5,364,139
Year 4	6,194,706	5,746,548
Year 4 Thereafter	70,004,654
Year 5		6,194,706
Year 5 Thereafter		70,004,653
Total	122,836,024	112,580,000
Less: current maturities	(115,439,517)	(110,304,484)	$ (15,625,795)
Less: closing costs	(2,143,389)	(2,275,516)
Total notes payable, net of current maturities, net of closing costs	$ 5,253,117